CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash & cash equivalents	$ 398	$ 415
Total Current Assets	398	415
Total assets	398	415
Current liabilities
Accrued liabilities	15,000	5,000
Current liabilities	15,000	5,000
Stockholders' deficit
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none outstanding as of March 31, 2017 and December 31, 2016, respectively
Common stock; $0.0001 par value, 100,000,000 shares authorized; 7,115,000 shares issued and outstanding as of March 31, 2017 and December 31, 2016, respectively	712	712
Discount on Common Stock	(670)	(670)
Additional paid - in capital	2,142	2,142
Accumulated deficit	(16,786)	(6,769)
Total stockholders' deficit	(14,602)	(4,585)
Total liabilities and stockholders' deficit	$ 398	$ 415